Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents
Schedule of Cash and cash equivalents

	As of December 31,
in 000€	2023	2022	2021
Cash at bank	119,606	26,028	192,895
Cash equivalents	7,967	114,839	3,133
Total	127,573	140,867	196,028